UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	November 10, 2010

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $164,294

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1151C101	127	3,000	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	145	4,800	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	5,309	33,800	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	5,027	91,210	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	5,342	93,630	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	94	3,000	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	127	3,000	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	7,519	26,500	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	7,125	222,850	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	109	2,700	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	6,078	82,020	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	5,662	208,850	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	35	1,000	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	6,254	174,950	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	149123101	6,251	79,450	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	5,679	259,300	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	189054109	4,790	71,750	SH	NA	SOLE	NA	SOLE
Cognizant TechSolutions	COM	192446102	129	2,000	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	5,545	85,980	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	244199105	3,332	47,750	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	5,488	270,200	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	97	1,800	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	5,985	368,300	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	4,560	124,800	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	5,213	9,915	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	105	2,500	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,555	26,500	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	4,846	252,400	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	4,908	112,030	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	4,537	73,220	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	6,058	196,300	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	7,832	123,870	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	126	4,100	SH	NA	SOLE	NA	SOLE
Marvell Tech Group	COM	G5876H105	70	4,000	SH	NA	SOLE	NA	SOLE
McAfee Inc		COM	579064106	90	1,900	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	4,935	117,400	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	4,919	66,020	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	3,935	117,190	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	5,078	161,450	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	199	4,000	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	130	800	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	150	5,600	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	5,641	84,900	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	103	3,800	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	5,082	76,210	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,973	80,430	SH	NA	SOLE	NA	SOLE
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